Convertible Debt - Summary of Embedded Derivatives Using the Barrier Option Pricing Model (Details) - Koch Strategic Platforms [Member] - Convertible Debt [member] - Li Cycle Holdings Corp [member]		12 Months Ended
	Sep. 29, 2021	Oct. 31, 2021
Disclosure of Detailed Information about Embedded Derivatives Liability Fair Value Measurement [Line Items]
Risk free interest rate	1.06%	1.23%
Expected life of options	5 years	4 years 11 months 1 day
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	66.00%	62.00%
Share Price	12.56	12.94